Pension and other post-retirement benefits - components of net pension and other benefit expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of benefit plans [line items]
Defined benefit expense	$ 3,527	$ 5,208
Defined contribution pension expense	13,431	15,929
Employee benefit expense	395,220	431,559
Pension plans [member]
Disclosure of benefit plans [line items]
Current service cost	1,670	1,544
Interest income or cost	1,409	1,490
Administration cost	2	2
Defined benefit expense	3,081	3,036
Defined contribution pension expense	13,431	15,929
Employee benefit expense	16,512	18,965
Amount of actuarial losses (gains) recognized in other comprehensive income
Actuarial loss (gain)	(3,720)	6,243
Return on assets excluding interest income	292	2
Total actuarial losses (gains) recognized in other comprehensive income	(3,428)	6,245
Other Benefit Plans [Member]
Disclosure of benefit plans [line items]
Current service cost	1,429	1,227
Interest income or cost	946	945
Past service cost	(1,929)	0
Administration cost	0	0
Defined benefit expense	446	2,172
Defined contribution pension expense	0	0
Employee benefit expense	446	2,172
Amount of actuarial losses (gains) recognized in other comprehensive income
Actuarial loss (gain)	(4,998)	2,126
Return on assets excluding interest income	0	0
Total actuarial losses (gains) recognized in other comprehensive income	$ (4,998)	$ 2,126